UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-04719

                  The TETON Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center

                                                      Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TETON WESTWOOD FUNDS

Mighty MitesSM Fund

SmallCap Equity Fund

Mid-Cap Equity Fund

Convertible Securities Fund

Equity Fund

Balanced Fund

Intermediate Bond Fund

First Quarter Report

December 31, 2017

TETON WESTWOOD FUNDS

(Unaudited)

	Class AAA Shares								Class A Shares
	Average Annual Returns – December 31, 2017 (a)								Average Annual Returns – December 31, 2017 (a)(b)(c)
	Quarter	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	Quarter	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty MitesSM	1.45%	15.37%	13.34%	9.99%	11.82%	11.73%	1.41%	1.41%	(2.70)%	10.44%	12.14%	9.28%	11.25%	11.28%	1.66%	1.66%
SmallCap Equity	4.16	15.63	14.31	8.54	10.39	8.16	1.74	1.25	(0.12)	10.74	13.09	7.84	9.83	7.78	1.99	1.50
Mid-Cap Equity	4.56	20.07	—	—	—	8.96	3.36	1.05	0.42	15.02	—	—	—	7.74	3.61	1.30
Convertible Securities	3.44	17.56	9.66	5.38	8.43	7.44	2.47	1.15	(0.68)	12.62	8.50	4.68	7.87	7.00	2.72	1.40
Equity	7.67	20.23	13.68	6.16	9.28	10.21	1.62	1.62	3.27	15.08	12.48	5.47	8.71	9.84	1.87	1.87
Balanced	5.22	14.08	9.00	5.24	7.13	8.50	1.34	1.34	0.91	9.27	7.85	4.55	6.57	8.06	1.59	1.59
Intermediate Bond	(0.23)	1.50	0.52	2.46	2.64	4.47	1.52	1.00	(4.17)	(2.69)	(0.40)	1.93	2.25	4.23	1.62	1.10

	Class C Shares								Class I Shares
	Average Annual Returns – December 31, 2017 (a)(c)(d)								Average Annual Returns – December 31, 2017 (a)(c)
	Quarter	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	Quarter	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty MitesSM	0.25%	13.49%	12.50%	9.17%	10.99%	11.04%	2.16%	2.16%	1.52%	15.66%	13.63%	10.26%	12.00%	11.87%	1.16%	1.16%
SmallCap Equity	2.93	13.81	13.45	7.74	9.46	7.50	2.49	2.00	4.17	15.90	14.58	8.81	10.57	8.29	1.49	1.00
Mid-Cap Equity	3.40	18.22	—	—	—	8.16	4.11	1.80	4.65	20.36	—	—	—	9.29	3.11	0.80
Convertible Securities	2.26	15.72	8.84	4.58	7.67	6.87	3.22	1.90	3.58	18.01	9.96	5.65	8.62	7.57	2.22	0.90
Equity	6.43	18.30	12.83	5.37	8.46	9.70	2.37	2.37	7.72	20.51	13.91	6.41	9.45	10.29	1.37	1.37
Balanced	3.98	12.31	8.20	4.47	6.34	7.92	2.09	2.09	5.20	14.26	9.25	5.50	7.30	8.60	1.09	1.09
Intermediate Bond	(1.35)	(0.24)	(0.22)	1.70	1.89	3.99	2.27	1.75	(0.08)	1.76	0.77	2.71	2.80	4.56	1.27	0.75

	Class T Shares
	Average Annual Returns – December 31, 2017 (a)(c)(e)
	Quarter	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty MitesSM	(1.09)%	12.48%	12.77%	9.71%	11.63%	11.58%	1.41%	1.41%
SmallCap Equity	1.56	12.74	13.74	8.27	10.20	7.74	1.74	1.25

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end. For the SmallCap Equity, Mid-Cap Equity, Convertible Securities, and Intermediate Bond Funds (and for the Mighty MitesSM Fund through September 30, 2005), Teton Advisors, Inc. (the “Adviser”) reimbursed expenses to limit the expense ratio. Had such limitations not been in place, returns would have been lower. The contractual expense limitations are in effect through January 31, 2019 and are renewable annually by the Adviser. The Funds, except for the Equity, Balanced, and Intermediate Bond Funds, impose a 2.00% redemption fee on shares sold or exchanged within seven days after the date of purchase. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

(b)	Includes the effect of the maximum 4.00% sales charge at the beginning of the period.
(c)

The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, Class I Shares, and Class T Shares, except for Mid-Cap Equity Fund whose performance for all share classes is based on the Fund’s inception date of May 31, 2013. The performance for the Class A Shares, Class C Shares, and Class T Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The performance for the Class I Shares would have been higher due to the lower expenses associated with this class of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class C Shares, Class I Shares, and Class T Shares after which shares remained continuously outstanding are listed below.

(d)	Assuming payment of the 1.00% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(e)	Includes the effect of the 2.50% sales charge at the beginning of the period.

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares	Class T Shares
Mighty MitesSM	05/11/98	11/26/01	08/03/01	01/11/08	07/05/17
SmallCap Equity	04/15/97	11/26/01	11/26/01	01/11/08	07/05/17
Mid-Cap Equity	05/31/13	05/31/13	05/31/13	05/31/13	—
Convertible Securities	09/30/97	05/09/01	11/26/01	01/11/08	—
Equity	01/02/87	01/28/94	02/13/01	01/11/08	—
Balanced	10/01/91	04/06/93	09/25/01	01/11/08	—
Intermediate Bond	10/01/91	07/26/01	10/22/01	01/11/08	—

The TETON Westwood Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.tetonadv.com or by calling the Funds at 800-WESTWOOD (800-937-8966). The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-WESTWOOD (800-937-8966); (ii) writing to The TETON Westwood Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments — December 31, 2017 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS — 80.6%
	Aerospace and Defense — 2.6%
1,118,900	Aerojet Rocketdyne Holdings Inc.†	$34,909,680
15,000	Chemring Group plc	37,213
123,000	Innovative Solutions & Support Inc.†	361,620
7,000	Kratos Defense & Security Solutions Inc.†	74,130

		35,382,643

	Agriculture — 0.2%
500,000	Black Earth Farming Ltd., SDR†(a)	2,682
225	J.G. Boswell Co.	160,425
138,575	Limoneira Co.	3,104,080
53,234	S&W Seed Co.†	207,613

		3,474,800

	Airlines — 0.2%
47,000	American Airlines Group Inc.	2,445,410
225,000	American Airlines Group Inc., Escrow†	348,750

		2,794,160

	Automotive — 1.0%
27,200	Lithia Motors Inc., Cl. A	3,089,648
20,000	Navistar International Corp.†	857,600
29,605	Rush Enterprises Inc., Cl. A†	1,504,230
104,005	Rush Enterprises Inc., Cl. B†	5,014,081
66,500	Sonic Automotive Inc., Cl. A	1,226,925
70,000	Wabash National Corp.	1,519,000

		13,211,484

	Automotive: Parts and Accessories — 2.9%
6,000	China Automotive Systems Inc.†	28,800
105,000	Dana Inc.	3,361,050
10,000	Douglas Dynamics Inc.	378,000
400,000	Federal-Mogul Holdings Corp.†(a)	4,000,000
13,400	Gentherm Inc.†	425,450
15,000	Jason Industries Inc.†	35,550
311,600	Modine Manufacturing Co.†	6,294,320
24,000	Motorcar Parts of America Inc.†	599,760
80,000	Puradyn Filter Technologies Inc.†	1,040
73,000	Shiloh Industries Inc.†	598,600
122,200	Standard Motor Products Inc.	5,488,002
177,700	Strattec Security Corp.	7,738,835
475,000	Superior Industries International Inc.	7,053,750
37,000	Tenneco Inc.	2,165,980
35,000	Titan International Inc.	450,800
33,425	Tower International Inc.	1,021,134

		39,641,071

	Aviation: Parts and Services — 1.2%
13,500	Astronics Corp.†	559,845
19,019	Astronics Corp., Cl. B†	792,141
125,642	Ducommun Inc.†	3,574,515
197,301	Kaman Corp.	11,609,191

		16,535,692

	Broadcasting — 1.5%
725,000	Beasley Broadcast Group Inc., Cl. A(b)	9,715,000
78,700	Entercom Communications Corp., Cl. A	849,960
255,500	Gray Television Inc.†	4,279,625
80,692	Gray Television Inc., Cl. A†	1,149,861
610,000	Salem Media Group Inc.	2,745,000
33,000	Sinclair Broadcast Group Inc., Cl. A	1,249,050
94,000	Townsquare Media Inc., Cl. A†	721,920
41,675	Videocon d2h Ltd., ADR†	396,329

		21,106,745

	Building and Construction — 1.9%
235,400	Armstrong Flooring Inc.†	3,982,968
141,000	Gibraltar Industries Inc.†	4,653,000
13,000	Herc Holdings Inc.†	813,930
800,000	Huttig Building Products Inc.†	5,320,000

		Market
Shares		Value

107,074	MYR Group Inc.†	$3,825,754
98,400	The Monarch Cement Co.	6,986,400

		25,582,052

	Business Services — 2.6%
200,079	Ascent Capital Group Inc., Cl. A†	2,298,908
4,750	Cenveo Inc.†	4,275
2,882	Du-Art Film Labs Inc.†	540,375
705,520	Edgewater Technology Inc.†(b)	4,402,445
308,804	Gerber Scientific Inc., Escrow†(a)	0
101,271	GP Strategies Corp.†	2,349,487
23,300	ICF International Inc.†	1,223,250
32,029	KAR Auction Services Inc.	1,617,785
16,000	Macquarie Infrastructure Corp.	1,027,200
4,560	Matthews International Corp., Cl. A	240,768
20,000	McGrath RentCorp.	939,600
115,000	MDC Partners Inc., Cl. A†	1,121,250
1,630,000	ModusLink Global Solutions Inc.†	4,058,700
20,000	MoneyGram International Inc.†	263,600
30	Pendrell Corp.	17,865
324,462	PFSweb Inc.†	2,410,753
158,259	PRGX Global Inc.†	1,123,639
322,800	Pure Technologies Ltd.	2,306,081
59,024	Safeguard Scientifics Inc.†	661,069
35,000	Scientific Games Corp., Cl. A†	1,795,500
500	Stamps.com Inc.†	94,000
350,000	Team Inc.†	5,215,000
22,000	Trans-Lux Corp.†	16,500
37,282	Viad Corp.	2,065,423

		35,793,473

	Closed-End Business Development Company — 0.1%
134,300	MVC Capital Inc.	1,418,208

	Communications Equipment — 0.4%
440,598	Communications Systems Inc.	1,603,777
275,000	Extreme Networks Inc.†	3,443,000
60,000	ViewCast.com Inc.†	600

		5,047,377

	Computer Hardware — 0.0%
10,000	Violin Memory Inc.†(a)	0

	Computer Software and Services — 2.2%
200,913	American Software Inc., Cl. A	2,336,618
110,000	Avid Technology Inc.†	592,900
317,000	Callidus Software Inc.†	9,082,050
79,687	Carbonite Inc.†	2,000,144
2,300	Cinedigm Corp., Cl. A†	3,450
5,000	CommerceHub Inc., Cl. A†	109,950
15,000	CommerceHub Inc., Cl. C†	308,850
165,000	comScore Inc.†	4,702,500
28,000	Datawatch Corp.†	266,000
84,801	Digi International Inc.†	809,850
550,000	FalconStor Software Inc.†	83,875
1,410	Gemalto NV	83,743
20,000	Genius Brands International Inc.†	54,400
20,000	GSE Systems Inc.†	65,000
144,267	iGO Inc.†	370,766
355,000	Internap Corp.†	5,577,050
10,000	Materialise NV, ADR†	127,100
35,500	Mercury Systems Inc.†	1,822,925
67,500	Mitek Systems Inc.†	604,125
5,502	MTS Systems Corp.	295,457
5,000	Qualstar Corp.†	42,000
190,389	Qumu Corp.†	435,991
3,400	Tyler Technologies Inc.†	601,970

		30,376,714

	Consumer Products — 2.5%
127,200	Acme United Corp.	2,976,480
183,500	Bassett Furniture Industries Inc.	6,899,600

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — December 31, 2017 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS (Continued)
	Consumer Products (Continued)
2,000	Brunswick Corp.	$110,440
96,387	Callaway Golf Co.	1,342,671
700,000	Goodbaby International Holdings Ltd.	384,367
10,000	Johnson Outdoors Inc., Cl. A	620,900
12,211	Lakeland Industries Inc.†	177,670
812,400	Marine Products Corp.	10,349,976
77,449	MarineMax Inc.†	1,463,786
1,200	National Presto Industries Inc.	119,340
106,031	Nautilus Inc.†	1,415,514
132,500	Oil-Dri Corp. of America	5,498,750
23,240	Orchids Paper Products Co.	297,472
5,700	PC Group Inc.†	21
4,000,000	Playmates Holdings Ltd.	522,217
16,000	Sequential Brands Group Inc.†	28,480
8,540	Standard Diversified Opportunities Inc., Cl. A†	98,210
8,540	Standard Diversified Opportunities Inc., Cl. B†	98,210
40,000	Stanley Furniture Co Inc.†	34,800
88,600	ZAGG Inc.†	1,634,670

		34,073,574

	Consumer Services — 0.5%
523,846	1-800-Flowers.com Inc., Cl. A†	5,605,152
64,700	Bowlin Travel Centers Inc.†	131,017
6,000	Carriage Services Inc.	154,260
800	Collectors Universe Inc.	22,912
74,991	XO Group Inc.†	1,384,334

		7,297,675

	Diversified Industrial — 9.4%
9,292	American Railcar Industries Inc.	386,919
471,844	Ampco-Pittsburgh Corp.	5,850,866
259,201	Burnham Holdings Inc., Cl. A(b)	4,043,536
92,933	Chase Corp.	11,198,427
113,300	Columbus McKinnon Corp.	4,529,734
446,598	FormFactor Inc.†	6,989,259
34,600	Graham Corp.	724,178
422,703	Griffon Corp.	8,602,006
25,000	Haulotte Group SA	483,838
29,000	Haynes International Inc.	929,450
7,000	Innophos Holdings Inc.	327,110
314,509	Insignia Systems Inc.	374,266
220,030	Intevac Inc.†	1,507,205
87,649	John Bean Technologies Corp.	9,711,509
840,000	Katy Industries Inc.†(b)	924
78,000	L.B. Foster Co., Cl. A†	2,117,700
266,714	Lawson Products Inc.†	6,601,172
85,000	LSB Industries Inc.†	744,600
109,949	Lydall Inc.†	5,579,912
9,500	MSA Safety Inc.	736,440
639,377	Myers Industries Inc.	12,467,852
270,757	Napco Security Technologies Inc.†	2,369,124
171,900	Park-Ohio Holdings Corp.	7,898,805
25,080	Raven Industries Inc.	861,498
66,666	Rubicon Ltd.†	9,591
18,699	RWC Inc.†	241,404
28,000	Standex International Corp.	2,851,800
623,046	Steel Partners Holdings LP†	12,180,549
507,000	Tredegar Corp.	9,734,400
348,069	Twin Disc Inc.†	9,248,193

		129,302,267

	Educational Services — 0.0%
73,000	Universal Technical Institute Inc.†	175,200

	Electronics — 3.0%
28,000	Badger Meter Inc.	1,338,400
175,300	Bel Fuse Inc., Cl. A(b)	4,109,032
343,500	CTS Corp	8,845,125

		Market
Shares		Value

70,000	Daktronics Inc.	$639,100
80,389	Electro Scientific Industries Inc.†	1,722,736
63,771	EMRISE Corp.†(a)	0
31,000	IMAX Corp.†	717,650
20,000	Iteris Inc.†	139,400
116,000	Kimball Electronics Inc.†	2,117,000
200,000	Kopin Corp.†	640,000
33,800	Mesa Laboratories Inc.	4,201,340
28,800	Methode Electronics Inc.	1,154,880
145,228	Park Electrochemical Corp.	2,853,730
697,029	Schmitt Industries Inc.†(b)	1,909,859
7,037	Sparton Corp.†	162,273
273,498	Stoneridge Inc.†	6,252,164
16,000	Stratasys Ltd.†	319,360
157,000	Ultra Clean Holdings†	3,625,130
25,000	Ultralife Corp.†	163,750

		40,910,929

	Energy and Utilities: Alternative Energy — 0.0%
39,200	JA Solar Holdings Co. Ltd., ADR†	292,432

	Energy and Utilities: Integrated — 0.2%
89,440	Broadwind Energy Inc.†	243,277
36,000	MGE Energy Inc.	2,271,600

		2,514,877

	Energy and Utilities: Natural Gas — 0.5%
610,000	Alvopetro Energy Ltd.†	84,924
33,250	Chesapeake Utilities Corp	2,611,787
5,000	CONSOL Energy Inc.†	197,550
108,684	Corning Natural Gas Holding Corp	2,119,338
390,181	Gulf Coast Ultra Deep Royalty Trust	12,125
65,850	RGC Resources Inc.	1,783,218
10,000	Whitecap Resources Inc.	71,201

		6,880,143

	Energy and Utilities: Oil — 0.2%
244,844	Callon Petroleum Co.†	2,974,855

	Energy and Utilities: Services — 0.4%
3,938	Archer Ltd.†	4,820
20,000	Dawson Geophysical Co.†	99,400
30,904	Flotek Industries Inc.†	144,013
225,000	Layne Christensen Co.†	2,823,750
39,372	Nabors Industries Ltd.	268,911
83,500	RPC Inc.	2,131,755
7,100	Subsea 7 SA, ADR	106,855

		5,579,504

	Energy and Utilities: Water — 1.0%
24,526	Artesian Resources Corp., Cl. A	945,723
45,174	Cadiz Inc.†	643,729
24,800	California Water Service Group	1,124,680
4,000	Connecticut Water Service Inc.	229,640
66,000	Consolidated Water Co. Ltd.	831,600
68,000	Energy Recovery Inc.†	595,000
29,633	Middlesex Water Co.	1,182,653
50,000	Mueller Water Products Inc., Cl. A	626,500
90,804	SJW Group	5,796,019
44,037	The York Water Co.	1,492,854

		13,468,398

	Entertainment — 0.9%
164,900	Canterbury Park Holding Corp	2,712,605
615,000	Dover Motorsports Inc.	1,199,250
20,000	Entertainment One Ltd.	87,895
818,763	Entravision Communications Corp., Cl. A	5,854,155
35,000	National CineMedia Inc.	240,100
401,000	RLJ Entertainment Inc.†(b)	1,467,660
50,000	SFX Entertainment Inc.†(a)	0
426,100	Sportech plc	460,238

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — December 31, 2017 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS (Continued)
	Entertainment (Continued)
34,000	World Wrestling Entertainment Inc., Cl. A	$1,039,720

		13,061,623

	Environmental Control — 1.1%
7,500	AquaVenture Holdings Ltd.†	116,400
7,500	BQE Water Inc.†	388
589,228	Casella Waste Systems Inc., Cl. A†	13,564,029
17,720	Ceco Environmental Corp	90,904
107,700	Hudson Technologies Inc.†	653,739
13,121	Primo Water Corp.†	164,931

		14,590,391

	Equipment and Supplies — 5.8%
17,000	Amtech Systems Inc.†	171,190
20,000	AZZ Inc.	1,022,000
99,111	Berry Global Group Inc.†	5,814,842
164,400	CIRCOR International Inc.	8,002,992
298,500	Core Molding Technologies Inc.	6,477,450
720,000	Federal Signal Corp.	14,464,800
275,000	Interpump Group SpA	8,651,493
560,000	Kimball International Inc., Cl. B	10,455,200
20,000	Maezawa Kyuso Industries Co. Ltd.	357,311
14,019	Mitcham Industries Inc.†	44,440
20,103	Powell Industries Inc.	575,951
355,131	The Eastern Co.(b)	9,286,676
123,000	The Gorman-Rupp Co.	3,838,830
40,000	The Greenbrier Companies Inc.	2,132,000
354,698	The L.S. Starrett Co., Cl. A(b)	3,050,403
134,688	Titan Machinery Inc.†	2,851,345
129,200	TransAct Technologies Inc.	1,711,900
33,000	Vicor Corp.†	689,700

		79,598,523

	Financial Services — 5.1%
3,300	Alimco Financial Corp.†	51,563
49,400	Anchor Bancorp.†	1,225,120
20,000	Atlantic American Corp.	67,000
40,008	Atlantic Capital Bancshares Inc.†	704,141
17,000	Berkshire Bancorp Inc.†	214,370
9,246	Berkshire Hills Bancorp Inc.	338,404
4,532	BKF Capital Group Inc.†	75,911
75	Burke & Herbert Bank and Trust Co.	199,687
4	Capital Financial Holdings Inc.	5,450
6,791	Capitol Federal Financial Inc.	91,067
18,200	Citizens & Northern Corp.	436,800
102,339	CoBiz Financial Inc.	2,045,757
28,800	Crazy Woman Creek Bancorp Inc.	480,240
35,800	Dime Community Bancshares Inc.	750,010
1,130	Farmers & Merchants Bank of Long Beach	8,881,800
40,000	Farmers National Banc Corp.	590,000
12,018	Fidelity Southern Corp.	261,992
32,000	First Internet Bancorp	1,220,800
591,270	Flushing Financial Corp.	16,259,925
75,600	FNB Corp.	1,044,792
10	Guaranty Corp., Cl. A†(a)	400,000
183,860	Hallmark Financial Services Inc.†	1,917,660
14,500	Hancock Holding Co.	717,750
13,800	Heritage Commerce Corp.	211,416
30,000	HomeStreet Inc.†	868,500
80,546	Hope Bancorp Inc.	1,469,965
34,400	ICC Holdings Inc.†	557,624
90,843	KKR & Co. LP	1,913,154
11,800	LendingTree Inc.†	4,017,310
170,000	Medallion Financial Corp.†	605,200
8,255	New York Community Bancorp Inc	107,480
4,197	Northrim BanCorp Inc.	142,068
21,300	OceanFirst Financial Corp.	559,125
40,000	Oritani Financial Corp.	656,000
158,000	Pzena Investment Management Inc., Cl. A	1,685,860

		Market
Shares		Value

36,971	Renasant Corp.	$1,511,744
4,540	Security National Corp.	486,960
8,842	SI Financial Group Inc.	129,977
85,000	Silvercrest Asset Management Group Inc., Cl. A	1,364,250
8,037	Simmons First National Corp., Cl. A	458,913
2,995	South State Corp.	261,014
660,000	Sprott Inc.	1,281,146
40,700	State Bank Financial Corp.	1,214,488
122,503	Sterling Bancorp	3,013,574
70,000	TheStreet Inc.†	101,500
3,000	Thomasville Bancshares Inc.	121,125
10,000	TriState Capital Holdings Inc.†	230,000
55,000	TrustCo Bank Corp NY	506,000
127,100	United Financial Bancorp Inc.	2,242,044
33,089	Value Line Inc.	640,272
45,900	Washington Trust Bancorp Inc.	2,444,175
82,200	Waterstone Financial Inc.	1,401,510
87,100	Western New England Bancorp Inc.	949,390
660,000	Wright Investors’ Service Holdings Inc.†	343,200
13,200	Xenith Bankshares Inc.†	446,556

		69,921,779

	Food and Beverage — 4.1%
87,600	Andrew Peller Ltd., Cl. A	1,087,160
60,000	Calavo Growers Inc.	5,064,000
110,000	Cott Corp.	1,832,600
525,000	Crimson Wine Group Ltd.†	5,601,750
206,013	Farmer Brothers Co.†	6,623,318
1,700	Hanover Foods Corp., Cl. A	161,083
300	Hanover Foods Corp., Cl. B	30,450
85,000	Iwatsuka Confectionery Co. Ltd.	3,983,137
1,500	J & J Snack Foods Corp.	227,745
22,531	John B Sanfilippo & Son Inc.	1,425,086
164,031	Lifeway Foods Inc.†	1,312,248
249,661	Massimo Zanetti Beverage Group SpA	2,216,706
65,900	MGP Ingredients Inc.	5,066,392
15,600	Rock Field Co. Ltd.	282,856
5,900	Scheid Vineyards Inc., Cl. A†	395,300
243,600	Snyder’s-Lance Inc.	12,199,488
311,664	SunOpta Inc.†	2,415,396
8,500	The Boston Beer Co. Inc., Cl. A†	1,624,350
75,000	The Hain Celestial Group Inc.†	3,179,250
16,000	The Simply Good Foods Co.†	228,160
270,000	Tingyi (Cayman Islands) Holding Corp.	525,288
295,000	Vitasoy International Holdings Ltd.	755,166
23,000	Willamette Valley Vineyards Inc.†	191,590

		56,428,519

	Health Care — 7.4%
32,960	Accuray Inc.†	141,728
2,600	AcelRx Pharmaceuticals Inc.†	5,265
5,000	Achillion Pharmaceuticals Inc.†	14,400
24,000	AngioDynamics Inc.†	399,120
459,606	Biolase Inc.†	195,976
647,100	BioScrip Inc.†	1,883,061
500	BioSpecifics Technologies Corp.†	21,665
142,100	BioTelemetry Inc.†	4,248,790
8,200	Boiron SA	736,430
59,000	Cantel Medical Corp.	6,069,330
111,100	Cardiovascular Systems Inc.†	2,631,959
14,000	CareDx Inc.†	102,760
115,000	Cogentix Medical Inc.†	362,250
32,000	Collegium Pharmaceutical Inc.†	590,720
318,000	Cutera Inc.†	14,421,300
98,654	Electromed Inc.†	598,830
213,400	Exactech Inc.†	10,552,630
190,000	Exelixis Inc.†	5,776,000
65,000	Genesis Healthcare Inc.†	49,589
1,000	Harvard Bioscience Inc.†	3,300
11,000	Heska Corp.†	882,310

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — December 31, 2017 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
4,022	ICU Medical Inc.†	$868,752
600,218	InfuSystems Holdings Inc.†	1,380,501
23,000	Integer Holdings Corp.†	1,041,900
172,617	IntriCon Corp.†	3,417,817
100,041	Invitae Corp.†	908,372
40,000	K2M Group Holdings Inc.†	720,000
200,000	Kindred Healthcare Inc.	1,940,000
15,000	Melinta Therapeutics Inc.†	237,000
155,000	Meridian Bioscience Inc.	2,170,000
120,750	Neogen Corp.†	9,926,858
197,407	NeoGenomics Inc.†	1,749,026
8,333	Nuvectra Corp.†	64,664
44,612	Omnicell Inc.†	2,163,682
240,000	OPKO Health Inc.†	1,176,000
45,200	Orthofix International NV†	2,472,440
1,000	Pain Therapeutics Inc.†	4,000
2,500	PreMD Inc.†(a)	0
4,000	Progenics Pharmaceuticals Inc.†	23,800
147,061	Quidel Corp.†	6,375,094
66,000	RTI Surgical Inc.†	270,600
276,792	SurModics Inc.†	7,750,176
2,000	Targanta Therapeutics Corp., Escrow†(a)	0
30,000	Tetraphase Pharmaceuticals Inc.†	189,000
5,000	Titan Medical Inc.†	1,500
231,730	Trinity Biotech plc, ADR†	1,184,140
77,900	United-Guardian Inc.	1,441,150
5,000	Utah Medical Products Inc.	407,000
300,000	Zealand Pharma A/S†	4,109,788

		101,680,673

	Hotels and Gaming — 3.0%
71,800	Boyd Gaming Corp.	2,516,590
30,540	Churchill Downs Inc.	7,106,658
147,970	Dover Downs Gaming & Entertainment Inc.†	150,929
78,000	Eldorado Resorts Inc.†	2,585,700
3,000	Empire Resorts Inc.†	81,000
508,000	Full House Resorts Inc.†	1,986,280
505,297	Golden Entertainment Inc.†	16,497,947
10,000	Ryman Hospitality Properties Inc.	690,200
365,000	The Marcus Corp.	9,982,750

		41,598,054

	Machinery — 3.2%
303,600	Astec Industries Inc.	17,760,600
15,001	Capstone Turbine Corp.†	11,551
70,000	Chart Industries Inc.†	3,280,200
6,300	DMG Mori AG	347,867
12,200	DXP Enterprises Inc.†	360,754
557,000	Gencor Industries Inc.†	9,218,350
28,315	Global Power Equipment Group Inc.†	112,411
130,707	Key Technology Inc.†	2,408,930
15,164	Lindsay Corp.	1,337,465
49,300	Tennant Co.	3,581,645
44,400	The Middleby Corp.†	5,991,780

		44,411,553

	Manufactured Housing and Recreational Vehicles — 1.2%
56,000	Cavco Industries Inc.†	8,545,600
159,495	Nobility Homes Inc.	3,130,089
98,500	Skyline Corp.†	1,265,725
61,000	Winnebago Industries Inc	3,391,600

		16,333,014

	Metals and Mining — 1.5%
70,000	5N Plus Inc.†	167,064
10,000	Alkane Resources Ltd.†	2,575
500	AM Castle & Co.†	1,855
175,800	Materion Corp.	8,543,880
760,000	Osisko Gold Royalties Ltd	8,778,998

		Market
Shares		Value

4,000	Smart Sand Inc.†	$34,640
900,000	Tanami Gold NL†	28,440
250,000	TimkenSteel Corp.†	3,797,500
700	United States Lime & Minerals Inc.	53,970

		21,408,922

	Paper and Forest Products — 0.2%
26,500	Keweenaw Land Association Ltd.†	2,570,500

	Publishing — 1.1%
90,093	AH Belo Corp., Cl. A	432,446
10,000	Cambium Learning Group Inc.†	56,800
25,000	Il Sole 24 Ore SpA†	26,547
906,048	The E.W. Scripps Co., Cl. A†	14,161,530
26,257	tronc Inc.†	461,861

		15,139,184

	Real Estate — 2.3%
210,000	Ambase Corp.†	60,900
8,000	Bresler & Reiner Inc.†	400
113,300	Capital Properties Inc., Cl. A	1,580,535
109,000	Cohen & Steers Inc.	5,154,610
60,000	DREAM Unlimited Corp., Cl. A†	370,406
300	FC Global Realty Inc.†	279
25,100	FRP Holdings Inc.†	1,110,675
255,647	Griffin Industrial Realty Inc.(b)	9,382,245
12,638	Gyrodyne LLC	256,551
8,231	Holobeam Inc.†	339,652
399,372	Reading International Inc., Cl. A†	6,669,512
72,954	Reading International Inc., Cl. B†	1,736,305
2,508	Royalty LLC†(a)	255
168,000	Tejon Ranch Co.†	3,487,680
250,000	Trinity Place Holdings Inc.†(c)(d)	1,737,500
31,523	Trinity Place Holdings Inc.†	219,085

		32,106,590

	Restaurants — 1.9%
13,183	Biglari Holdings Inc.†	5,463,035
59,900	Denny’s Corp.†	793,076
51,352	Jamba Inc.†	413,897
222,634	Nathan’s Famous Inc.(b)	16,808,867
50,000	The Cheesecake Factory Inc.	2,409,000

		25,887,875

	Retail — 1.3%
48,000	Aaron’s Inc.	1,912,800
114,000	Big 5 Sporting Goods Corp.	866,400
28,000	Destination XL Group Inc.†	61,600
25,496	Ethan Allen Interiors Inc.	729,186
419,200	EVINE Live Inc.†	586,880
177,224	Ingles Markets Inc., Cl. A	6,131,950
90,000	Lands’ End Inc.†	1,759,500
56,000	La-Z-Boy Inc.	1,747,200
65,000	Movado Group Inc.	2,093,000
30,000	Pier 1 Imports Inc.	124,200
6,000	SpartanNash Co.	160,080
300,000	The Bon-Ton Stores Inc.†	102,630
54,000	Tuesday Morning Corp.†	148,500
42,581	Village Super Market Inc., Cl. A	976,382
20,000	Vitamin Shoppe, Inc.†	88,000
400	Winmark Corp.	51,760

		17,540,068

	Semiconductors — 0.6%
185,100	Entegris Inc	5,636,295
93,700	IXYS Corp.†	2,244,115
10,000	MoSys Inc.†	11,100
22,986	Veeco Instruments Inc.†	341,342

		8,232,852

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — December 31, 2017 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Specialty Chemicals — 2.6%
30,000	A. Schulman Inc.	$1,117,500
1,114,700	Ferro Corp.†	26,295,773
267,226	General Chemical Group Inc.†(b)	2,271
82,000	Hawkins Inc.	2,886,400
2,000	KMG Chemicals Inc.	132,160
4,100	Minerals Technologies Inc.	282,285
160,000	Navigator Holdings Ltd.†	1,576,000
268,000	OMNOVA Solutions Inc.†	2,680,000
10,000	Takasago International Corp.	324,384
50,000	Teraoka Seisakusho Co. Ltd.	377,191
30,000	Treatt plc	186,320

		35,860,284

	Telecommunications — 2.8%
50,800	ATN International Inc.	2,807,208
298,023	Cincinnati Bell Inc.†	6,213,780
39,801	Consolidated Communications Holdings Inc.	485,174
20,000	Frequency Electronics Inc.†	187,200
710,000	HC2 Holdings Inc.†	4,224,500
652	Horizon Telecom Inc., Cl. B†	41,079
5,000	IDT Corp., Cl. B	53,000
20,000	Iridium Communications Inc.†	236,000
57,500	New ULM Telecom Inc.	1,018,900
4,100	North State Telecommunications Corp., Cl. A	258,095
521,335	ORBCOMM Inc.†	5,307,190
5,788	Preformed Line Products Co.	411,237
470,000	Shenandoah Telecommunications Co.	15,886,000
15,500	WideOpenWest Inc.†	163,835
577,914	Windstream Holdings Inc.	1,069,141

		38,362,339

	Transportation — 0.0%
15,000	Patriot Transportation Holding Inc.†	263,850
8,200	PHI Inc.†	96,596

		360,446

	Wireless Communications — 0.0%
800,000	NII Holdings Inc.†	339,440

	TOTAL COMMON STOCKS	1,109,266,902

	PREFERRED STOCKS — 0.7%
	Automotive: Parts and Accessories — 0.2%
59,000	Jungheinrich AG 1.150%	2,785,269

	Financial Services — 0.5%
	Steel Partners Holdings LP
300,000	Ser. A, 6.000%(b)	6,348,000
26,643	Ser. a, 6.000%(b)	561,368

		6,909,368

	Health Care — 0.0%
3,034	BioScrip Inc. †	224,824

	TOTAL PREFERRED STOCKS	9,919,461

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Business Services — 0.0%
363	Trans-Lux Pfd. 6.000%,
	Ser. B	5,173

	Energy and Utilities — 0.0%
15,095	Corning Natural Gas Holding Corp.,
	4.800%, Ser. B	301,900

	Food and Beverage — 0.0%
500	Seneca Foods Corp.,
	Ser. 2003 †	15,375

	TOTAL CONVERTIBLE PREFERRED
	STOCKS	322,448

Shares		Market Value

	RIGHTS — 0.0%
	Entertainment — 0.0%
550,000	Media General Inc., CVR,
	expire 12/31/18†(a)	$1

	Health Care — 0.0%
300,000	Adolor Corp., CPR,
	expire 07/01/19†(a)	78,000
400,000	Sanofi, CVR,
	expire 12/31/20†	152,000
200,000	Teva Pharmaceutical Industries Ltd., CCCP,
	expire 02/20/23†(a)	0

		230,000

	TOTAL RIGHTS	230,001

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
86	Key Energy Services, expire 12/15/20†(a)	0
86	Key Energy Services, expire 12/15/21†(a)	0

		0

	Environmental Control — 0.0%
200	Primo Water Corp., expire 12/31/21†	75

	Health Care — 0.0%
8,737	BioScrip Inc., Cl. A, expire 07/27/25†	5,540
8,737	BioScrip Inc., Cl. B, expire 07/27/25†	5,207

		10,747

	TOTAL WARRANTS	10,822

Principal
Amount

	U.S. GOVERNMENT OBLIGATIONS — 18.7%
$257,427,000	U.S. Treasury Bills,
	1.037% to 1.542%††,
	01/04/18 to 06/28/18	256,709,289

	TOTAL INVESTMENTS — 100.0%
	(Cost $859,559,397)	$1,376,458,923

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(c)

At December 31, 2017, the Fund held an investment in a restricted and illiquid security amounting to $1,737,500 or 0.13% of net assets., which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	12/31/17 Carrying Value Per Share
250,000	Trinity Place Holdings Inc	02/10/17	$1,875,000	$6.9500

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the market value of the Rule 144A security amounted to $1,737,500 or 0.13% of net assets.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CPR	Contingent Payment Right
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

TETON Westwood SmallCap Equity Fund

Schedule of Investments — December 31, 2017 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 98.6%
	Aerospace — 1.1%
1,300	Esterline Technologies Corp.†	$97,110
4,200	Hexcel Corp.	259,770

		356,880
	Automotive — 2.1%

13,300	Rush Enterprises Inc., Cl. A†	675,773

	Building and Construction — 2.5%
5,700	EMCOR Group Inc.	465,975
9,300	MYR Group Inc.†	332,289

		798,264

	Business Services — 5.0%
34,500	Diebold Nixdorf Inc.	564,075
10,750	FTI Consulting Inc.†	461,820
4,950	KAR Auction Services Inc.	250,025
7,200	McGrath RentCorp.	338,256

		1,614,176

	Communications — 0.8%
53,600	Pandora Media Inc.†	258,352

	Computer Software and Services — 7.3%
16,100	Bottomline Technologies Inc.†	558,348
16,000	Convergys Corp.	376,000
17,000	NetScout Systems Inc.†	517,650
5,800	Nutanix Inc., Cl. A†	204,624
16,100	Progress Software Corp.	685,377

		2,341,999

	Consumer Products — 2.1%
10,200	Hanesbrands Inc.	213,282
6,200	Oxford Industries Inc.	466,178

		679,460

	Diversified Industrial — 2.7%
4,250	Barnes Group Inc.	268,897
12,360	Columbus McKinnon Corp.	494,153
7,000	Steelcase Inc., Cl. A	106,400

		869,450

	Electronics — 2.7%
6,700	FARO Technologies Inc.†	314,900
4,100	Plantronics Inc.	206,558
4,400	Super Micro Computer Inc.†	92,070
3,400	Woodward Inc.	260,236

		873,764

	Energy and Utilities — 9.1%
20,800	C&J Energy Services Inc.†	696,176
11,100	Centennial Resource Development Inc., Cl. A†	219,780
17,500	Matador Resources Co.†	544,775
5,700	Oceaneering International Inc.	120,498
40,400	Patterson-UTI Energy Inc.	929,604
4,200	Penn Virginia Corp.†	164,262
6,200	RSP Permian Inc.†	252,216

		2,927,311

	Environmental Control — 1.0%
14,600	Casella Waste Systems Inc., Cl. A†	336,092

	Equipment and Supplies — 2.3%
7,800	CIRCOR International Inc.	379,704
6,300	Crown Holdings Inc.†	354,375

		734,079

	Financial Services — 28.2%
10,800	Atlantic Capital Bancshares Inc.†	190,080
11,200	BankUnited Inc.	456,064
22,598	Beneficial Bancorp Inc.	371,737

		Market
Shares		Value

5,000	Berkshire Hills Bancorp Inc.	$183,000
7,050	Brown & Brown Inc.	362,793
21,900	CoBiz Financial Inc.	437,781
2,700	Columbia Banking System Inc.	117,288
5,100	Equity Commonwealth†	155,601
2,700	Financial Institutions Inc.	83,970
10,200	First Foundation Inc.†	189,108
8,700	Flushing Financial Corp.	239,250
7,900	Glacier Bancorp Inc.	311,181
2,000	Heartland Financial USA Inc.	107,300
17,100	Heritage Commerce Corp.	261,972
8,350	Hope Bancorp Inc.	152,387
44,250	Investors Bancorp Inc.	614,190
7,800	Kearny Financial Corp./MD	112,710
19,800	LegacyTexas Financial Group Inc.	835,758
5,000	Oaktree Capital Group LLC	210,500
3,250	OceanFirst Financial Corp.	85,313
20,150	OFG Bancorp	189,410
7,000	Oritani Financial Corp.	114,800
5,700	Paramount Group Inc.	90,345
14,500	PCSB Financial Corp.†	276,225
9,600	State Bank Financial Corp.	286,464
20,906	Sterling Bancorp	514,287
5,500	Stifel Financial Corp.	327,580
1,600	The Dun & Bradstreet Corp.	189,456
10,000	TrustCo Bank Corp NY	92,000
14,250	Umpqua Holdings Corp.	296,400
22,500	United Financial Bancorp Inc.	396,900
4,800	Veritex Holdings Inc.†	132,432
7,000	Washington Federal Inc.	239,750
4,000	Washington Trust Bancorp Inc.	213,000
5,800	Waterstone Financial Inc.	98,890
4,312	Xenith Bankshares Inc.†	145,875

		9,081,797

	Health Care — 4.6%
6,350	AngioDynamics Inc.†	105,601
1,600	ICU Medical Inc.†	345,600
5,550	Omnicell Inc.†	269,175
12,450	Patterson Cos., Inc.	449,819
3,500	STERIS plc	306,145

		1,476,340

	Machinery — 1.0%
25,900	Mueller Water Products Inc., Cl. A	324,527

	Retail — 5.2%
28,650	American Eagle Outfitters Inc.	538,620
35,200	Darling Ingredients Inc.†	638,176
13,150	Ethan Allen Interiors Inc.	376,090
10,900	The Habit Restaurants Inc., Cl. A†	104,095

		1,656,981

	Semiconductors — 12.7%
4,400	Cabot Microelectronics Corp.	413,952
40,400	Cypress Semiconductor Corp.	615,696
18,500	Electro Scientific Industries Inc.†	396,455
29,300	Entegris Inc.	892,185
29,800	FormFactor Inc.†	466,370
32,400	Marvell Technology Group Ltd.	695,628
10,500	ON Semiconductor Corp.†	219,870
10,616	Versum Materials Inc.	401,816

		4,101,972

	Specialty Chemicals — 4.6%
22,200	A. Schulman Inc.	826,950
27,700	Ferro Corp.†	653,443

		1,480,393

	Telecommunications — 3.6%
23,600	Extreme Networks Inc.†	295,472

See accompanying notes to schedule of investments.

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — December 31, 2017 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
66,800	Infinera Corp.†	$422,844
55,000	Mitel Networks Corp.†	452,650

		1,170,966

	TOTAL COMMON STOCKS	31,758,576

Principal		Market
Amount		Value
	U.S. GOVERNMENT OBLIGATIONS — 1.4%
$ 450,000	U.S. Treasury Bills,
	1.143% to 1.306%††,
	02/01/18 to 03/22/18	$448,854

	TOTAL INVESTMENTS — 100.0%
	(Cost $21,804,059)	$32,207,430

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments — December 31, 2017 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS — 96.8%
	FINANCIALS — 23.1%
	Banks — 7.1%
2,370	BankUnited Inc.	$96,506
148	SVB Financial Group†	34,598
1,775	Zions Bancorporation	90,223

		221,327

	Diversified Financials — 5.1%
1,288	Legg Mason Inc.	54,070
1,061	Oaktree Capital Group LLC	44,668
594	T. Rowe Price Group Inc.	62,328

		161,066

	Insurance — 3.9%
473	Chubb Ltd.	69,120
1,089	Voya Financial Inc.	53,873

		122,993

	Real Estate — 7.0%
665	American Tower Corp.	94,876
2,678	CBRE Group Inc., Cl. A†	115,984
93	SL Green Realty Corp.	9,386

		220,246

	TOTAL FINANCIALS	725,632

	INFORMATION TECHNOLOGY — 15.3%
	Software and Services — 12.5%
886	Activision Blizzard Inc.	56,102
1,620	Convergys Corp.	38,070
210	Equinix Inc.	95,176
2,604	Fortinet Inc.†	113,769
53	MercadoLibre Inc.	16,677
469	Splunk Inc.†	38,852
279	The Dun & Bradstreet Corp.	33,036

		391,682

	Technology Hardware and Equipment — 2.8%
3,573	Diebold Nixdorf Inc.	58,419
809	Versum Materials Inc.	30,621

		89,040

	TOTAL INFORMATION TECHNOLOGY	480,722

	CONSUMER DISCRETIONARY — 14.8%
	Consumer Durables — 2.9%
1,893	Toll Brothers Inc.	90,902

	Consumer Services — 2.1%
1,219	Norwegian Cruise Line Holdings Ltd.†	64,912

	Media — 4.0%
596	Liberty Broadband Corp., Cl. C†	50,755
2,595	Manchester United plc, Cl. A	51,381
4,972	Pandora Media Inc.†	23,965

		126,101

	Retailing — 5.8%
627	Dick’s Sporting Goods Inc.	18,020
1,266	Ethan Allen Interiors Inc.	36,208
1,172	Hanesbrands Inc.	24,507
717	Nordstrom Inc.	33,971
671	Ralph Lauren Corp.	69,576

		182,282

	TOTAL CONSUMER DISCRETIONARY	464,197

	INDUSTRIALS — 13.8%
	Capital Goods — 10.3%
141	Cummins Inc.	24,906
330	EnerSys	22,978
125	Esterline Technologies Corp.†	9,338

Shares		Market Value

1,203	Fortune Brands Home & Security Inc.	$82,333
552	Hexcel Corp.	34,141
2,326	Quanta Services Inc.†	90,970
2,231	Rexnord Corp.†	58,051

		322,717

	Commercial and Professional Services — 3.0%
540	Bright Horizons Family Solutions Inc.†	50,760
503	IHS Markit Ltd.†	22,710
1,280	Steelcase Inc., Cl. A	19,456

		92,926

	Machinery — 0.5%
100	Snap-on Inc.	17,430

	TOTAL INDUSTRIALS	433,073

	ENERGY — 13.3%
	Energy — 13.3%
1,876	C&J Energy Services Inc.†	62,790
2,152	Centennial Resource Development Inc., Cl. A†	42,610
636	Cimarex Energy Co.	77,598
1,203	Fortis Inc.	44,114
2,193	Patterson-UTI Energy Inc.	50,461
410	Pioneer Natural Resources Co.	70,870
1,173	Range Resources Corp.	20,011
1,211	RSP Permian Inc.†	49,263

	TOTAL ENERGY	417,717

	HEALTH CARE — 10.4%
	Health Care Equipment and Services — 6.9%
448	Insulet Corp.†	30,912
538	Laboratory Corp. of America Holdings†	85,816
1,181	Patterson Cos., Inc.	42,670
508	Universal Health Services Inc., Cl. B	57,582

		216,980

	Pharmaceuticals, Biotechnology, and Life Sciences — 3.5%
96	Mettler-Toledo International Inc.†	59,474
337	Vertex Pharmaceuticals Inc.†	50,503

		109,977

	TOTAL HEALTH CARE	326,957

	CONSUMER STAPLES — 3.1%
	Food and Beverage — 3.1%
1,486	Coca-Cola European Partners plc	59,217
475	Fresh Del Monte Produce Inc.	22,643
383	The Hain Celestial Group Inc.†	16,235

	TOTAL CONSUMER STAPLES	98,095

	MATERIALS — 3.0%
	Materials — 2.4%
558	Ecolab Inc.	74,872

	Specialty Chemicals — 0.6%
885	Ferro Corp.†	20,877

	TOTAL MATERIALS	95,749

	TOTAL COMMON STOCKS	$3,042,142

See accompanying notes to schedule of investments.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments (Continued) — December 31, 2017 (Unaudited)

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 3.2%
$ 100,000	U.S. Treasury Bills, 1.271%††, 03/08/18	$99,767

	TOTAL INVESTMENTS — 100.0% (Cost $2,389,262)	$3,141,909

† Non-income	producing security.
†† Represents	annualized yield at date of purchase.

See accompanying notes to schedule of investments.

TETON Convertible Securities Fund

Schedule of Investments — December 31, 2017 (Unaudited)

Principal Amount		Market Value

	CONVERTIBLE CORPORATE BONDS — 79.1%
	Aerospace and Defense — 2.3%
$250,000	Aerojet Rocketdyne Holdings Inc.
	2.250%, 12/15/23	$345,469

	Aviation: Parts and Services — 2.2%
300,000	Kaman Corp.
	3.250%, 05/01/24(a)	335,063

	Business Services — 1.7%
59,000	Bristow Group Inc.
	4.500%, 06/01/23	65,232
111,000	Square Inc.
	0.375%, 03/01/22(a)	181,554

		246,786

	Cable and Satellite — 2.2%
300,000	DISH Network Corp.
	3.375%, 08/15/26	327,187

	Communications Equipment — 5.1%
350,000	InterDigital Inc.
	1.500%, 03/01/20	418,250
312,000	Lumentum Holdings Inc.
	0.250%, 03/15/24(a)	347,490

		765,740

	Computer Software and Services — 15.8%
250,000	CSG Systems International Inc.
	4.250%, 03/15/36(a)	273,125
313,000	HubSpot Inc.
	0.250%, 06/01/22(a)	360,928
45,000	IAC FinanceCo. Inc.
	0.875%, 10/01/22(a)	47,644
100,000	Maxwell Technologies Inc.
	5.500%, 09/15/22(a)	115,250
100,000	MercadoLibre Inc.
	2.250%, 07/01/19	250,687
305,000	Nice Systems Inc.
	1.250%, 01/15/24(a)	377,247
200,000	Proofpoint Inc.
	0.750%, 06/15/20	251,250
300,000	PROS Holdings Inc.
	2.000%, 06/01/47(a)	273,000
326,000	RealPage Inc.
	1.500%, 11/15/22(a)	405,055

		2,354,186

	Consumer Products — 2.8%
187,000	GoPro Inc.
	3.500%, 04/15/22(a)	182,208
223,000	Wayfair Inc.
	0.375%, 09/01/22(a)	233,314

		415,522

	Consumer Services — 2.8%
300,000	Extra Space Storage LP
	3.125%, 10/01/35(a)	336,750
88,000	Quotient Technology Inc.
	1.750%, 12/01/22(a)	86,130

		422,880

	Diversified Industrial — 2.7%
100,000	Chart Industries Inc.
	1.000%, 11/15/24(a)	105,063
292,000	Team Inc.
	5.000%, 08/01/23(a)	296,563

		401,626

Principal Amount		Market Value

	Energy and Utilities: Integrated — 2.3%
$400,000	SunPower Corp.
	4.000%, 01/15/23	$342,250

	Energy and Utilities: Services — 1.9%
400,000	Cheniere Energy Inc.
	4.250%, 03/15/45	285,750

	Entertainment — 2.3%
250,000	World Wrestling Entertainment Inc.
	3.375%, 12/15/23(a)	345,625

	Financial Services — 4.6%
302,000	Encore Capital Group Inc.
	3.250%, 03/15/22(a)	338,051
199,000	LendingTree Inc.
	0.625%, 06/01/22(a)	343,524

		681,575

	Health Care — 10.9%
150,000	BioMarin Pharmaceutical Inc.
	0.599%, 08/01/24	149,813
300,000	Intercept Pharmaceuticals Inc.
	3.250%, 07/01/23	240,000
200,000	Invacare Corp.
	4.500%, 06/01/22(a)	251,500
237,000	Neurocrine Biosciences Inc.
	2.250%, 05/15/24(a)	303,212
200,000	Pacira Pharmaceuticals Inc.
	2.375%, 04/01/22(a)	210,000
300,000	Teladoc Inc.
	3.000%, 12/15/22(a)	338,813
150,000	The Medicines Co.
	2.750%, 07/15/23	137,906

		1,631,244

	Semiconductors — 16.1%
300,000	Cypress Semiconductor Corp.
	4.500%, 01/15/22	394,500
300,000	Inphi Corp.
	1.125%, 12/01/20	348,937
300,000	Knowles Corp.
	3.250%, 11/01/21	334,125
300,000	Microchip Technology Inc.
	1.625%, 02/15/27(a)	353,063
200,000	Micron Technology Inc.
	3.000%, 11/15/43	289,375
154,000	Rambus Inc.
	1.375%, 02/01/23(a)	154,385
211,000	Silicon Laboratories Inc.
	1.375%, 03/01/22(a)	243,837
200,000	Teradyne Inc.
	1.250%, 12/15/23	288,312

		2,406,534

	Transportation — 3.4%
218,000	Air Transport Services Group Inc.
	1.125%, 10/15/24(a)	225,630
250,000	Atlas Air Worldwide Holdings Inc.
	2.250%, 06/01/22	287,969

		513,599

	TOTAL CONVERTIBLE CORPORATE BONDS	11,821,036

Shares

	CONVERTIBLE PREFERRED STOCKS — 5.1%
	Agriculture — 0.7%
1,000	Bunge Ltd.
	4.875%	104,040

See accompanying notes to schedule of investments.

TETON Convertible Securities Fund

Schedule of Investments (Continued) — December 31, 2017 (Unaudited)

		Market
Shares		Value

	CONVERTIBLE PREFERRED STOCKS (Continued)
	Financial Services — 1.8%
100	Bank of America Corp. 7.250%	$131,900
100	Wells Fargo & Co. 7.500%	130,999

		262,899

	Food and Beverage — 1.0%
1,000	Post Holdings Inc. 2.500%	149,081

	Real Estate Investment Trusts — 1.6%
4,000	Welltower Inc. 6.500% Ser. I	239,480

	TOTAL CONVERTIBLE PREFERRED STOCKS	755,500

	MANDATORY CONVERTIBLE SECURITIES (b) — 13.5%
	Building and Construction — 2.5%
3,007	Stanley Black & Decker Inc., 5.375%, 05/15/20	369,109

	Computer Software and Services — 2.0%
1,500	Alibaba - Mandatory Exchange Trust, 5.750%, 06/03/19 (a)	292,327

	Energy and Utilities: Integrated — 1.8%
5,000	DTE Energy Co., 6.500%, 10/01/19	269,800

	Financial Services — 0.7%
2,000	New York Community Capital Trust V, 6.000%, 11/01/51	101,180

	Health Care — 2.1%
5,494	Becton Dickinson and Co., 6.125%, 05/01/20	318,102

		Market
Shares		Value

	Industrials — 2.0%
5,200	Rexnord Corp., 5.750%, 11/15/19	$303,524

	Real Estate Investment Trusts — 2.3%
304	Crown Castle International Corp., 6.875%, 08/01/20	343,725

	Telecommunications — 0.1%
2,000	Frontier Communications Corp., Ser. A 11.125%, 06/29/18	21,640

	TOTAL MANDATORY CONVERTIBLE SECURITIES	2,019,407

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.3%
$339,000	U.S. Treasury Bills, 1.204% to 1.354%†, 02/08/18 to 03/29/18	338,096

	TOTAL INVESTMENTS — 100.0%
	(Cost $13,599,213)	$14,934,039

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the market value of the Rule 144A security amounted to $7,356,351 or 49.26% of total investments.

(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

TETON Westwood Equity Fund

Schedule of Investments — December 31, 2017 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 99.1%
	Aerospace — 4.0%
6,150	General Dynamics Corp.	$1,251,217
4,535	The Boeing Co.	1,337,417

		2,588,634

	Banking — 13.7%
79,655	Bank of America Corp.	2,351,416
27,185	BB&T Corp.	1,351,638
23,364	JPMorgan Chase & Co.	2,498,546
22,270	Wells Fargo & Co.	1,351,121
22,300	Western Alliance Bancorp†	1,262,626

		8,815,347

	Business Services — 4.2%
35,425	Booz Allen Hamilton Holding Corp.	1,350,755
5,350	FedEx Corp.	1,335,039

		2,685,794

	Cable and Satellite — 1.9%
31,260	Comcast Corp., Cl. A	1,251,963

	Computer Software and Services — 7.3%
8,520	Accenture plc, Cl. A	1,304,327
1,273	Alphabet Inc., Cl. A†	1,340,978
9,980	Microsoft Corp.	853,689
25,600	Oracle Corp.	1,210,368

		4,709,362

	Consumer Products — 4.0%
17,000	Colgate-Palmolive Co.	1,282,650
17,150	VF Corp.	1,269,100

		2,551,750

	Diversified Industrial — 2.0%
8,355	Honeywell International Inc.	1,281,323

	Electronics — 1.3%
7,825	Texas Instruments Inc.	817,243

	Energy and Energy Services — 3.7%
13,025	EOG Resources Inc.	1,405,528
20,410	Halliburton Co.	997,437

		2,402,965

	Energy: Integrated — 6.0%
8,400	NextEra Energy Inc.	1,311,996
32,970	RSP Permian Inc.†	1,341,220
18,700	WEC Energy Group Inc.	1,242,241

		3,895,457

	Energy: Oil — 2.3%
11,795	Chevron Corp.	1,476,616

	Financial Services — 7.7%
18,900	Arthur J Gallagher & Co.	1,195,992
8,600	Chubb Ltd.	1,256,718
18,100	Intercontinental Exchange Inc.	1,277,136

		Market
Shares		Value

23,175	U.S. Bancorp	$1,241,717

		4,971,563

	Food and Beverage — 8.4%
14,800	Dr Pepper Snapple Group Inc.	1,436,488
21,950	General Mills Inc.	1,301,415
38,375	Hormel Foods Corp.	1,396,466
10,750	PepsiCo Inc.	1,289,140

		5,423,509

	Health Care — 11.9%
23,455	Abbott Laboratories	1,338,577
3,495	Aetna Inc.	630,463
10,170	Becton, Dickinson and Co.	2,176,990
6,200	Cigna Corp.	1,259,158
16,400	Johnson & Johnson	2,291,408

		7,696,596

	Real Estate Investment Trusts — 1.9%
6,025	Public Storage	1,259,225

	Retail — 5.7%
13,600	CVS Health Corp.	986,000
7,875	Simon Property Group Inc.	1,352,453
7,200	The Home Depot Inc.	1,364,616

		3,703,069

	Semiconductors — 1.2%
4,075	Lam Research Corp.	750,085

	Specialty Chemicals — 1.9%
2,915	The Sherwin-Williams Co.	1,195,266

	Telecommunications — 7.6%
21,450	Amdocs Ltd.	1,404,546
56,225	AT&T Inc.	2,186,028
14,250	Motorola Solutions Inc.	1,287,345

		4,877,919

	Transportation — 2.4%
11,700	Union Pacific Corp.	1,568,970

	TOTAL COMMON STOCKS	63,922,656

	SHORT TERM INVESTMENT — 0.9%
	Other Investment Companies — 0.9%
556,074	Dreyfus Treasury Securities Cash Management, 1.110%*	556,074

	TOTAL INVESTMENTS — 100.0%
	(Cost $49,159,152)	$64,478,730

*	1 day yield as of December 31, 2017.
†	Non-income producing security.

See accompanying notes to schedule of investments.

TETON Westwood Balanced Fund

Schedule of Investments — December 31, 2017 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS — 68.2%
	Aerospace — 3.3%
5,225	General Dynamics Corp.	$1,063,026
3,815	The Boeing Co.	1,125,082

		2,188,108

	Banking — 9.2%
58,460	Bank of America Corp.	1,725,739
19,000	BB&T Corp.	944,680
16,016	JPMorgan Chase & Co.	1,712,751
15,220	Wells Fargo & Co.	923,397
15,250	Western Alliance Bancorp†	863,455

		6,170,022

	Business Services — 2.8%
24,900	Booz Allen Hamilton Holding Corp.	949,437
3,625	FedEx Corp.	904,583

		1,854,020

	Cable and Satellite — 1.3%
21,900	Comcast Corp., Cl. A	877,095

	Computer Software and Services — 4.8%
5,795	Accenture plc, Cl. A	887,157
887	Alphabet Inc., Cl. A†	934,366
6,975	Microsoft Corp.	596,641
17,300	Oracle Corp.	817,944

		3,236,108

	Consumer Products — 2.9%
14,200	Colgate-Palmolive Co.	1,071,390
11,825	VF Corp.	875,050

		1,946,440

	Diversified Industrial — 1.3%
5,775	Honeywell International Inc.	885,654

	Electronics — 0.9%
5,500	Texas Instruments Inc.	574,420

	Energy and Energy Services — 2.7%
10,000	EOG Resources Inc.	1,079,100
15,225	Halliburton Co.	744,046

		1,823,146

	Energy: Integrated — 3.9%
5,525	NextEra Energy Inc.	862,950
22,850	RSP Permian Inc.†.	929,538
12,625	WEC Energy Group Inc.	838,679

		2,631,167

	Energy: Oil — 1.5%
8,210	Chevron Corp.	1,027,810

	Financial Services — 5.4%
12,900	Arthur J Gallagher & Co.	816,312
5,900	Chubb Ltd.	862,167
16,000	Intercontinental Exchange Inc.	1,128,960
15,775	U.S. Bancorp	845,225

		3,652,664

	Food and Beverage — 5.9%
10,400	Dr Pepper Snapple Group Inc.	1,009,424
15,275	General Mills Inc.	905,655
26,510	Hormel Foods Corp.	964,699
9,000	PepsiCo Inc.	1,079,280

		3,959,058

	Health Care — 8.1%
17,800	Abbott Laboratories	1,015,846
2,350	Aetna Inc.	423,917
7,055	Becton, Dickinson and Co.	1,510,193
4,300	Cigna Corp.	873,287

		Market
Shares		Value

11,500	Johnson & Johnson	$1,606,780

		5,430,023

	Real Estate Investment Trusts — 1.4%
4,325	Public Storage	903,925

	Retail — 4.0%
9,250	CVS Health Corp.	670,625
5,325	Simon Property Group Inc.	914,515
5,925	The Home Depot Inc.	1,122,965

		2,708,105

	Semiconductors — 0.8%
2,850	Lam Research Corp.	524,599

	Specialty Chemicals — 1.2%
1,975	The Sherwin-Williams Co.	809,829

	Telecommunications — 5.1%
15,100	Amdocs Ltd.	988,748
38,875	AT&T Inc.	1,511,460
9,900	Motorola Solutions Inc.	894,366

		3,394,574

	Transportation — 1.7%
8,700	Union Pacific Corp.	1,166,670

	TOTAL COMMON STOCKS	45,763,437

Principal
Amount
	CORPORATE BONDS — 20.2%
	Banking — 3.9%
$ 600,000	Citigroup Inc., 2.500%, 07/29/19	602,072
750,000	JPMorgan Chase & Co,. 6.300%, 04/23/19	789,747
600,000	The Goldman Sachs Group Inc.,MTN, 3.850%, 07/08/24	622,878
600,000	Wells Fargo & Co., MTN, 3.500%, 03/08/22	619,897

		2,634,594

	Computer Hardware — 1.0%
650,000	International Business Machines Corp., 2.900%, 11/01/21	659,406

	Consumer Products — 1.9%
500,000	Colgate-Palmolive Co., MTN, 2.100%, 05/01/23	487,351
800,000	Costco Wholesale Corp., 1.700%, 12/15/19	795,096

		1,282,447

	Diversified Industrial — 1.2%
800,000	John Deere Capital Corp., MTN, 1.950%, 12/13/18	799,761

	Electronics — 2.3%
1,000,000	Intel Corp., 3.300%, 10/01/21	1,037,591
500,000	Texas Instruments Inc., 1.650%, 08/03/19	497,120

		1,534,711

See accompanying notes to schedule of investments.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — December 31, 2017 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Energy: Oil — 0.8%
$ 500,000	XTO Energy Inc.,
	6.500%, 12/15/18	$520,778

	Financial Services — 3.9%
600,000	Capital One Financial Corp.,
	3.750%, 04/24/24	617,241
750,000	Ford Motor Credit Co. LLC, MTN,
	2.943%, 01/08/19	754,871
600,000	Morgan Stanley, GMTN,
	3.700%, 10/23/24	620,555
600,000	The PNC Financial Services Group Inc., STEP,
	2.854%, 11/09/22	602,557

		2,595,224

	Health Care — 2.5%
500,000	Abbott Laboratories,
	2.550%, 03/15/22	495,329
600,000	Aetna Inc.,
	3.500%, 11/15/24	610,030
600,000	Amgen Inc.,
	3.450%, 10/01/20	616,988

		1,722,347

	Retail — 1.8%
600,000	CVS Health Corp.,
	3.375%, 08/12/24	604,093
600,000	McDonalds Corp., MTN,
	2.100%, 12/07/18	600,750

		1,204,843

	Telecommunications — 0.9%
600,000	AT&T Inc.,
	2.300%, 03/11/19	600,817

	TOTAL CORPORATE BONDS	13,554,928

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.2%
	Federal Home Loan Mortgage Corp. — 2.5%
600,000	1.750%, 05/30/19	599,203
1,100,000	2.375%, 01/13/22	1,110,528

		1,709,731

	Federal National Mortgage Association — 1.7%
1,100,000	2.625%, 09/06/24	1,115,666

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	2,825,397

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 6.1%
	U.S. Treasury Inflation Indexed Notes — 1.6%
$1,033,992	2.125%, 01/15/19	$1,055,628

	U.S. Treasury Notes — 4.5%
750,000	3.375%, 11/15/19	770,757
1,000,000	2.250%, 11/15/24	995,019
500,000	2.000%, 02/15/25	488,857
800,000	1.625%, 02/15/26	755,641

		3,010,274

	TOTAL U.S. GOVERNMENT OBLIGATIONS	4,065,902

Shares
	SHORT TERM INVESTMENT — 1.3%
	Other Investment Companies — 1.3%
863,715	Dreyfus Treasury Securities Cash Management, 1.110%*	863,714

	TOTAL INVESTMENTS — 100.0%
	(Cost $55,404,579)	$67,073,378

*	1 day yield as of December 31, 2017.
†	Non-income producing security.
GMTN	Global Medium Term Note
MTN	Medium Term Note
STEP	Step coupon security. The rate disclosed is that in effect at December 31, 2017.

See accompanying notes to schedule of investments.

TETON Westwood Intermediate Bond Fund

Schedule of Investments — December 31, 2017 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE BONDS — 63.5%
	Aerospace — 9.1%
$ 250,000	Harris Corp., 1.999%, 04/27/18	$249,758
200,000	The Boeing Co.,
	6.000%, 03/15/19	209,234
250,000	United Technologies Corp.,
	3.100%, 06/01/22	254,798

		713,790

	Automotive — 3.2%
250,000	General Motors Co.,
	3.500%, 10/02/18	252,647

	Banking — 11.0%
250,000	Citigroup Inc.,
	1.800%, 02/05/18	249,979
200,000	JPMorgan Chase & Co.,
	6.300%, 04/23/19	210,599
400,000	The Bank of New York Mellon Corp., Ser. G,
	2.200%, 05/15/19	400,609

		861,187

	Computer Hardware — 3.8%
300,000	Apple Inc.,
	1.635%, (3-Month USD LIBOR plus 0.25%) 05/03/18(a)	300,195

	Electronics — 3.2%
250,000	Arrow Electronics Inc.,
	3.000%, 03/01/18	250,327

	Energy — 3.9%
47,000	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.,
	6.250%, 10/15/22	49,924
250,000	MarkWest Energy Partners LP / MarkWest
	Energy Finance Corp.,
	5.500%, 02/15/23	255,623

		305,547

	Financial Services — 7.5%
250,000	Bank of America Corp.,
	2.000%, 01/11/18	250,006
200,000	Capital One Financial Corp.,
	3.750%, 04/24/24	205,747
125,000	MPT Operating Partnership LP / MPT Finance
	Corp.,
	6.375%, 03/01/24	132,814

		588,567

	Food and Beverage — 6.5%
250,000	Mondelēz International Inc.,
	5.375%, 02/10/20	264,424
250,000	PepsiCo Inc.,
	1.250%, 04/30/18	249,804

		514,228

	Health Care — 4.8%
250,000	Aetna Inc.,
	1.700%, 06/07/18	249,634

Principal		Market
Amount		Value

$ 125,000	Anthem Inc.,
	2.500%, 11/21/20	$124,825

		374,459

	Retail — 4.6%
125,000	Macy’s Retail Holdings Inc.,
	3.875%, 01/15/22	125,900
250,000	The Home Depot, Inc.,
	2.125%, 09/15/26	234,340

		360,240

	Telecommunications — 5.9%
250,000	AT&T Inc.,
	3.900%, 03/11/24	256,910
200,000	Verizon Communications Inc.,
	3.000%, 11/01/21	202,411

		459,321

	TOTAL CORPORATE BONDS	4,980,508

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.0%

	Federal Home Loan Mortgage Corp. — 4.4%
350,000	1.750%, 05/30/19	349,535

	Federal National Mortgage Association — 13.3%
250,000	0.875%, 05/21/18	249,354
400,000	2.625%, 09/06/24	405,697
400,000	2.125%, 04/24/26	386,434

		1,041,485

	Government National Mortgage Association — 0.3%
4,152	6.000%, 12/15/33	4,689
13,972	5.500%, 01/15/34	15,536

		20,225

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	1,411,245

	U.S. GOVERNMENT OBLIGATIONS — 18.5%

	U.S. Treasury Bills — 3.8%
295,000	U.S. Treasury Bills,
	1.247% to 1.294%†, 03/01/18 to 03/15/18	294,344

	U.S. Treasury Bonds — 2.5%
150,000	5.375%, 02/15/31	199,356

	U.S. Treasury Notes — 12.2%
500,000	2.000%, 02/15/25	488,857
500,000	1.625%, 02/15/26	472,275

		961,132

	TOTAL U.S. GOVERNMENT OBLIGATIONS	1,454,832

	TOTAL INVESTMENTS — 100.0%
	(Cost $7,845,504)	$7,846,585

(a)

The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2017. The maturity date reflected is the final maturity date.

†	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited)

The Trust’s schedules of investments are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc., (the “Adviser”). Investments in open-end investment companies are valued at each underlying fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including a Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of December 31, 2017 is as follows:

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 12/31/17
MIGHTY MITESSM FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Agriculture	$ 3,472,118	—	$ 2,682	$ 3,474,800
Airlines	2,445,410	$ 348,750	—	2,794,160
Automotive: Parts and Accessories	35,641,071	—	4,000,000	39,641,071
Business Services	35,235,233	558,240	0	35,793,473
Computer Hardware	—	—	0	—
Consumer Products	33,975,364	98,210	—	34,073,574
Consumer Services	7,166,658	131,017	—	7,297,675
Diversified Industrial	129,051,272	250,995	—	129,302,267
Electronics	36,801,897	4,109,032	0	40,910,929
Entertainment	13,061,623	—	0	13,061,623
Financial Services	68,587,803	933,976	400,000	69,921,779
Food and Beverage	56,236,986	191,533	—	56,428,519
Health Care	101,680,673	—	0	101,680,673
Manufactured Housing and Recreational Vehicles	13,202,925	3,130,089	—	16,333,014
Metals and Mining	21,380,482	28,440	—	21,408,922
Paper and Forest Products	—	2,570,500	—	2,570,500
Real Estate	26,455,792	5,650,543	255	32,106,590
Specialty Chemicals	35,858,013	2,271	—	35,860,284
Telecommunications	38,104,244	258,095	—	38,362,339
Other Industries (a)	428,244,710	—	—	428,244,710
Total Common Stocks	1,086,602,274	18,261,691	4,402,937	1,109,266,902
Preferred Stocks (a)	9,694,637	224,824	—	9,919,461
Convertible Preferred Stocks (a)	—	322,448	—	322,448
Rights (a)	152,000	—	78,001	230,001
Warrants (a)	—	10,822	0	10,822
U.S. Government Obligations	—	256,709,289	—	256,709,289
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,096,448,911	$275,529,074	$4,480,938	$1,376,458,923

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$ 31,758,576	—	—	$ 31,758,576
U.S. Government Obligations	—	$ 448,854	—	448,854
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 31,758,576	$ 448,854	—	$ 32,207,430

MID-CAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$ 3,042,142	—	—	$ 3,042,142
U.S. Government Obligations	—	$ 99,767	—	99,767
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 3,042,142	$ 99,767	—	$ 3,141,909

CONVERTIBLE SECURITIES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (a)	—	$ 11,821,036	—	$ 11,821,036
Convertible Preferred Stocks (a)	$ 606,419	149,081	—	755,500
Mandatory Convertible Securities (a)	978,651	1,040,756	—	2,019,407
U.S. Government Obligations	—	338,096	—	338,096
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 1,585,070	$ 13,348,969	—	$ 14,934,039

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$ 63,922,656	—	—	$ 63,922,656
Short Term Investments	556,074	—	—	556,074
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 64,478,730	—	—	$ 64,478,730

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$ 45,763,437	—	—	$ 45,763,437
Corporate Bonds (a)	—	$ 13,554,928	—	13,554,928
U.S. Government Agency Obligations	—	2,825,397	—	2,825,397
U.S. Government Obligations	—	4,065,902	—	4,065,902
Short Term Investments	863,714	—	—	863,714
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 46,627,151	$ 20,446,227	—	$ 67,073,378

INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Corporate Bonds (a)	—	$ 4,980,508	—	$ 4,980,508
U.S. Government Agency Obligations	—	1,411,245	—	1,411,245
U.S. Government Obligations	—	1,454,832	—	1,454,832
TOTAL INVESTMENTS IN SECURITIES – ASSETS	—	$ 7,846,585	—	$ 7,846,585

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at December 31, 2017 or September 30, 2017 for SmallCap Equity Fund, Mid-Cap Equity Fund, Convertible Securities Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund.

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in unobservable inputs could result in a lower or higher value in such Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty Mites Fund, SmallCap Equity Fund, and Convertible Securities Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Funds held at December 31, 2017, refer to the Schedules of Investments.

Tax Information. The Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

TETON WESTWOOD FUNDS

TETON Westwood Mighty MitesSM Fund

TETON Westwood SmallCap Equity Fund

TETON Westwood Mid-Cap Equity Fund

TETON Convertible Securities Fund

TETON Westwood Equity Fund

TETON Westwood Balanced Fund

TETON Westwood Intermediate Bond Fund

One Corporate Center

Rye, New York 10580-1422

General and Account Information:

800-WESTWOOD [800-937-8966]

fax: 914-921-5118

website: www.tetonadv.com

e-mail: info@tetonadv.com

Board of Trustees

ANTHONY S. COLAVITA	NICHOLAS F. GALLUCCIO*	KUNI NAKAMURA
Attorney, Anthony S. Colavita, P.C.	President and Chief Executive Officer,	President of Advanced Polymer, Inc.
Telton Advisors, Inc.

JAMES P. CONN	MARY E. HAUCK	WERNER J. ROEDER, MD
Former Managing Director and Chief	Former Senior Portfolio Manager,	Former Medical Director,
Investment Officer, Financial Security	Gabelli-O’Connor Fixed Income Mutual	Lawrence Hospital
Assurance Holdings Ltd.	Fund Management Company

LESLIE F. FOLEY	MICHAEL J. MELARKEY	SALVATORE J. ZIZZA
President and Chief Executive Officer,	Of Counsel,	Chairman,
Telton Advisors, Inc	McDonald Carano Wilson LLP	Zizza & Associates Corp.

*Interested Trustee

Officers

BRUCE N. ALPERT		ANDREA R. MANGO
President		Secretary

JOHN C. BALL		RICHARD J. WALZ
Treasurer		Chief Compliance Officer
AGNES MULLADY
Vice President

Investment Adviser		Distributor
Teton Advisors, Inc.		G.distributors, LLC
Custodian		Legal Counsel
The Bank of New York Mellon		Paul Hastings LLP

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.

This report is submitted for the information of the shareholders of the TETON Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ317AR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The TETON Westwood Funds

By (Signature and Title)*        /s/ Bruce N. Alpert

                                                 Bruce N. Alpert, Principal Executive Officer

Date 2/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Bruce N. Alpert

                                                Bruce N. Alpert, Principal Executive Officer

Date 2/26/2018

By (Signature and Title)*      /s/ John C. Ball

                                                John C. Ball, Principal Financial Officer and Treasurer

Date 2/26/2018

* Print the name and title of each signing officer under his or her signature.